UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

            Simon D. Collier, President & Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110


                   Date of fiscal year end: December 31, 2006

           Date of reporting period: January 1, 2006 - March 31, 2006

Item 1.  Schedule of Investments.

 ADAMS HARKNESS SMALL CAP GROWTH FUND
 SCHEDULE OF INVESTMENTS
 March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        Shares                               Security Description                                              Value

 Common Stock - 95.3%
 Business Services - 8.2%
                 9,685 AmCOMP, Inc.+                                                                                 92,879
                24,630 Aspen Technology, Inc.+                                                                      311,569
                14,075 CyberSource Corp.+                                                                           157,077
                11,785 Informatica Corp.+                                                                           183,257
                 6,145 Kenexa Corp.+                                                                                188,959
                 4,830 SiRF Technology Holdings, Inc.+                                                              171,030
                 7,520 Ultimate Software Group, Inc.+                                                               194,392
                 8,755 Ventiv Health, Inc.+                                                                         290,841
                 3,650 Witness Systems, Inc.+                                                                        92,710
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                  1,682,714
                                                                                                        --------------------
                                                                                                        --------------------

 Communications Technology - 1.7%
                19,440 Foundry Networks, Inc.+                                                                      353,030
                                                                                                        --------------------
                                                                                                        --------------------

 Consumer Other - 14.7%
                 3,520 Buffalo Wild Wings, Inc.+                                                                  $ 146,362
                10,102 Coldwater Creek, Inc.+                                                                       280,836
                 5,025 Deckers Outdoor Corp.+                                                                       203,713
                 5,120 Domino's Pizza, Inc.                                                                         146,176
                 9,850 Gymboree Corp.+                                                                              256,494
                 5,665 Hain Celestial Group, Inc.+                                                                  148,366
                 5,140 Life Time Fitness, Inc.+                                                                     240,809
                 4,580 Ruby Tuesday, Inc.                                                                           146,926
                15,740 Ruth's Chris Steak House, Inc.+                                                              374,769
                 6,980 Select Comfort Corp.+                                                                        276,059
                 4,445 Shuffle Master, Inc.+                                                                        158,864
                11,965 Wild Oats Markets, Inc.+                                                                     243,248
                 4,865 WMS Industries, Inc.+                                                                        146,437
                 3,915 Zumiez, Inc.+                                                                                239,207
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                  3,008,266
                                                                                                        --------------------
                                                                                                        --------------------

 Consumer Retail - 5.0%
                 7,165 Ann Taylor Stores Corp.+                                                                   $ 263,600
                 3,195 Carter's, Inc.+                                                                              215,631
                 2,450 Childrens Place Retail Stores, Inc.+                                                         141,855
                 4,100 Dress Barn, Inc.+                                                                            196,595
                 4,335 GameStop Corp., Class A+                                                                     204,352
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                  1,022,033
                                                                                                        --------------------
                                                                                                        --------------------


 Energy - 5.3%
                 9,635 Basic Energy Services, Inc.+                                                                 287,123
                 3,055 Dril-Quip, Inc.+                                                                             216,447
                13,860 Global Industries, Ltd.+                                                                     200,831
                 1,935 Hydril Co.+                                                                                  150,833
                 3,640 Oil States International, Inc.+                                                              134,134
                 2,255 W-H Energy Services, Inc.+                                                                   100,325
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                  1,089,693
                                                                                                        --------------------
                                                                                                        --------------------

 Financials - 4.8%
                 1,965 Greenhill & Co., Inc.                                                                        129,906
                 5,900 Investment Technology Goup. Inc.+                                                            293,820
                 2,725 optionseXpress Holdings, Inc.                                                                 79,243
                 3,350 Piper Jaffray, Cos.+                                                                         184,250
                13,070 Thomas Weisel Partners Group, Inc.+                                                          286,233
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                    973,452
                                                                                                        --------------------
                                                                                                        --------------------
 Healthcare Services - 6.7%
                 2,790 HealthExtras, Inc.+                                                                           98,487
                 8,765 Hologic, Inc.+                                                                               485,143
                 1,565 Itron, Inc.+                                                                                  93,665
                 4,980 Matria Healthcare, Inc.+                                                                     189,041
                12,570 Nighthawk Radiology Holdings, Inc.+                                                          300,297
                 6,095 Psychiatric Solutions, Inc.+                                                                 201,927
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                  1,368,560
                                                                                                        --------------------
                                                                                                        --------------------

 Industrial - 5.9%
                 6,650 American Railcar Industries, Inc.                                                            233,215
                 8,690 BE Aerospace, Inc.+                                                                          218,293
                 5,700 Bucyrus International, Inc., Class A                                                         274,683
                 3,645 Freightcar America, Inc.                                                                     231,822
                 4,605 LKQ Corp.+                                                                                    95,830
                 2,655 Rogers Corp.+                                                                                144,644
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                  1,198,487
                                                                                                        --------------------
                                                                                                        --------------------

 Other - 3.6%
                 2,495 Equinix, Inc.+                                                                               160,229
                14,800 Mastec, Inc.+                                                                                209,716
                 7,945 Pinnacle Entertainment, Inc.+                                                                223,811
                10,140 Powerwave Technologies, Inc.+                                                                136,789
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                    730,545
                                                                                                        --------------------
                                                                                                        --------------------

 Products/Pharmaceutical - 15.8%
                 4,840 Altus Pharmaceuticals, Inc.+                                                                 106,141
                 6,440 Arena Pharmaceuticals, Inc.+                                                                 116,628
                 2,535 Arthrocare Corp.+                                                                            121,224
                18,555 BioMarin Pharmaceuticals, Inc.+                                                              249,008
                10,445 Conor Medsystems, Inc.+                                                                      307,083
                 4,795 DexCom, Inc.+                                                                                 97,195
                 5,900 Digene Corp.+                                                                                230,690
                 4,720 DJ Orthopedics, Inc.+                                                                        187,667
                13,705 First Horizon Pharmaceutical Corp.+                                                          345,503
                 5,220 Foxhollow Technologies, Inc.+                                                                159,471
                 3,615 Illumina, Inc.+                                                                               85,856
                 4,375 Kendle International, Inc.+                                                                  147,875
                 4,440 Lifecell Corp.+                                                                              100,122
                 4,630 Mannkind Corp.+                                                                               94,637
                 2,925 Martek Biosciences Corp.+                                                                     96,028
                 9,485 Natus Medical, Inc.+                                                                         194,443
                 6,340 New River Pharmaceuticals, Inc.+                                                             210,551
                 7,330 PSS World Medical, Inc.+                                                                     141,396
                 7,275 Vital Images, Inc.+                                                                          247,932
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                  3,239,450
                                                                                                        --------------------
                                                                                                        --------------------

 Semiconductors & Equipment - 16.2%
                11,270 Atheros Communications, Inc.+                                                                295,161
                38,690 Atmel Corp.+                                                                                 182,617
                 2,495 Benchmark Electronics, Inc.+                                                                  95,683
                23,410 Cirrus Logic, Inc.+                                                                          198,517
                 5,545 Diodes, Inc.+                                                                                230,118
                23,110 Finisar Corp.+                                                                               114,395
                 4,995 Formfactor, Inc.+                                                                            196,403
                 7,320 Hittite Microwave Corp.+                                                                     246,757
                 7,695 Ikanos Communications, Inc.+                                                                 151,668
                 6,320 Intevac, Inc.+                                                                               181,890
                 9,025 Merix Corp.+                                                                                 111,008
                 3,355 Microsemi Corp.+                                                                              97,664
                 5,295 Multi-Fineline Electronix, Inc.+                                                             309,705
                 6,560 Newport Corp.+                                                                               123,722
                 4,700 Plexus Corp.+                                                                                176,579
                15,830 PMC - Sierra, Inc.+                                                                          194,551
                 3,905 Silicon Laboratories, Inc.+                                                                  214,580
                 6,235 Trident Microsystems, Inc.+                                                                  181,189
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                  3,302,207
                                                                                                        --------------------
                                                                                                        --------------------

 Software & Services - 4.4%
                 15,405Ariba, Inc.+                                                                                 150,661
                10,670 Eclipsys Corp.+                                                                              251,919
                 4,125 F5 Networks, Inc.+                                                                           299,021
                 4,970 Redback Networks, Inc.+                                                                      107,799
                17,300 Sonus Networks, Inc.+                                                                         94,804
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                    904,204
                                                                                                        --------------------
                                                                                                        --------------------


 Technology - 3.0%
                11,490 Rackable Systems, Inc.+                                                                      607,247
                                                                                                        --------------------
                                                                                                        --------------------


 Total Common Stock (Cost $17,107,803)                                                                           19,479,888
                                                                                                        --------------------
                                                                                                        --------------------

 Short-Term Investment - 9.6%
 Money Market Funds - 9.4%
                     1 Citi sm Institutional Trust Cash Reserve, Class O (Cost $1)                                       (1)
             1,929,229 Citism  Institutional Trust Liquid Reserve, Class A (Cost $1,929,229)                     (1,929,229)
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                  1,929,230
 Principal
 Money Market Deposit Account - 0.2%
              $ 40,671 Citibank Money Market Deposit Account (Cost $40,671)                                          40,671
                                                                                                        --------------------
                                                                                                        --------------------
 Total Short-Term Investments                                                                                     1,969,901

 Total Investments - 104.9%
 (Cost $19,077,704)                                                                                            $ 21,449,789
 Other Assets and Liabilities, Net - (4.9)%                                                                      (1,006,555)
                                                                                                        --------------------
                                                                                                        --------------------
 Total Net Assets - 100.0%                                                                                     $ 20,443,234
                                                                                                        ====================
                                                                                                        ====================


 + Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statements and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                         $2,434,987
Gross Unrealized Depreciation                                          ($62,902)
                                                                 ---------------
                                                                 ---------------
Net Unrealized Appreciation (Depreciation)                            $2,372,085
                                                                 ===============
                                                                 ===============


--------------------------------------------------------------------------------
JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

     SHARES                          SECURITY DESCRIPTION                                                               VALUE

COMMON STOCK - 75.8%

CONSUMER DISCRETIONARY - 5.4%
            6,000 Abercrombie & Fitch, Co.                                                                                 $ 349,800
           11,800 Home Depot, Inc.                                                                                           499,140
           17,600 Walt Disney, Co.                                                                                           490,864
                                                                                                                --------------------
                                                                                                                           1,339,804
                                                                                                                --------------------

ENERGY - 8.2%
           16,500 ENSCO International, Inc.                                                                                  848,925
           10,000 National Oilwell Varco, Inc. +                                                                             641,200
            6,900 Transocean, Inc. +                                                                                         554,070
                                                                                                                --------------------
                                                                                                                           2,044,195
                                                                                                                --------------------

HEALTH CARE - 9.0%
           12,600 HCA, Inc.                                                                                                  576,954
            6,300 LifePoint Hospitals, Inc. +                                                                                195,930
           28,400 Mylan Laboratories, Inc.                                                                                   664,560
           14,400 Teva Pharmaceutical Industries, Ltd. ADR                                                                   592,992
            5,400 Triad Hospitals, Inc.+                                                                                     226,260
                                                                                                                --------------------
                                                                                                                           2,256,696
                                                                                                                --------------------

INDUSTRIALS - 8.7%
           60,700 AU Optronics Corp. ADR                                                                                     905,037
           13,300 Honeywell International, Inc.                                                                              568,841
           13,200 LG. Philips LCD Co., Ltd. ADR+                                                                             299,640
            7,000 United Technologies Corp.                                                                                  405,790
                                                                                                                --------------------
                                                                                                                           2,179,308
                                                                                                                --------------------

INFORMATION TECHNOLOGY - 33.4%
           22,100 Amdocs, Ltd. +                                                                                             796,926
            7,200 Apple Computer, Inc. +                                                                                     451,584
           45,700 Applied Materials, Inc.                                                                                    800,207
           49,300 Ciena Corp.+                                                                                               256,853
           23,100 Cisco Systems, Inc. +                                                                                      500,577
           13,300 Comverse Technology, Inc.+                                                                                 312,949
            2,551 Google, Inc., Class A +                                                                                    994,890
           40,800 Hurray! Holding Co., Ltd. ADR +                                                                            355,368
           57,400 JDS Uniphase Corp.+                                                                                        239,358
           23,800 Micron Technology, Inc.+                                                                                   350,336
           32,400 Motorola, Inc.                                                                                             742,284
           21,847 Openwave Systems, Inc. +                                                                                   471,458
           17,600 PMC - Sierra, Inc.+                                                                                        216,304
           14,400 Symantec Corp.+                                                                                            242,352
           71,200 Taiwan Semiconductor Manufacturing Co., Ltd., ADR+                                                         716,272
           31,000 Teradyne, Inc. +                                                                                           480,810
           12,100 Texas Instruments, Inc.                                                                                    392,887
                                                                                                                --------------------
                                                                                                                           8,321,415
                                                                                                                --------------------

MATERIALS - 11.1%
           17,900 Agnico-Eagle Mines, Ltd.                                                                                   545,055
           14,600 Glamis Gold, Ltd. +                                                                                        477,128
           19,300 Goldcorp, Inc.                                                                                             564,525
           40,400 Kinross Gold Corp. +                                                                                       441,572
           24,800 Meridian Gold, Inc. +                                                                                      735,320
                                                                                                                --------------------
                                                                                                                           2,763,600
                                                                                                                --------------------

Total Common Stock (Cost $15,910,948)                                                                                     18,905,018
                                                                                                                --------------------

MUTUAL FUND - 10.9%
           31,400 iShares Lehman 20+ Year Treasury Bond Fund (Cost $2,790,466)                                             2,729,916
                                                                                                                --------------------

    PRINCIPAL

SHORT-TERM INVESTMENTS - 7.3%
MONEY MARKET DEPOSIT ACCOUNT - 7.2%
      $ 1,785,921 Citibank Money Market Deposit Account (Cost $1,785,921)                                                  1,785,921
                                                                                                                --------------------

    Number of
    CONTRACTS

PUT OPTIONS PURCHASED - 0.1%                                                  STRIKE PRICE   EXPIRATION DATE
                                                                              ------------   ---------------
               75 Standard & Poor's 500 Index (Premium Paid $38,725)            $ 1,270.00      04/24/06 .00                  30,750
                                                                                                                --------------------

Total Short-Term Investments (Cost $1,824,646)                                                                             1,816,671
                                                                                                                --------------------

Total Investments - 94.0%  (Cost $20,526,060)*                                                                          $ 23,451,605



Other Assets & Liabilities, Net - 6.0%                                                                                   (1,486,300)
                                                                                                                --------------------
                                                                                                                --------------------
NET ASSETS - 100.0%                                                                                                     $ 24,937,905
                                                                                                                ====================


------------------------------------------------------------------------------
+ Non-income producing security.
ADR American Depositary Receipt
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation                           $ 3,265,699
             Gross Unrealized Depreciation                             (340,154)
                                                            --------------------
                                                            --------------------
             Net Unrealized Appreciation (Depreciation)              $ 2,925,545
                                                            ====================


--------------------------------------------------------------------------------
POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (unaudited)
--------------------------------------------------------------------------------

       Shares                          Security Description                                                       Value
---------------------                                                                                     ----------------------
Common Stock - 93.0%
Australia - 1.9%
             138,350    BHP Billiton, Ltd. ADR                                                                        5,513,248
             125,700    BHP Billiton plc                                                                              2,294,879
                                                                                                          ----------------------
                                                                                                                      7,808,127
                                                                                                          ----------------------

Belgium - 1.3%
              44,330    Solvay SA, Class A                                                                            5,117,995
                                                                                                          ----------------------

Canada - 1.1%
             224,490    Methanex Corp.                                                                                4,594,375
                                                                                                          ----------------------

Finland - 6.5%
             126,560    Cargotec Corp., Class B                                                                       5,182,298
             324,920    KCI Konecranes Oyj                                                                            5,589,514
             116,220    Kone Oyj                                                                                      4,782,838
             216,010    UPM-Kymmene Oyj                                                                               5,102,907
             190,500    YIT-Yhtyma Oyj                                                                                5,164,928
                                                                                                          ----------------------
                                                                                                                     25,822,485
                                                                                                          ----------------------

France - 5.0%
              46,860    Christian Dior SA                                                                             4,674,930
              72,890    Compagnie de Saint-Gobain                                                                     5,090,688
              60,390    Imerys SA                                                                                     5,084,627
              84,550    Peugeot SA                                                                                    5,326,307
                                                                                                          ----------------------
                                                                                                                     20,176,552
                                                                                                          ----------------------

Germany - 1.3%
              47,240    Continental AG                                                                                5,210,736
                                                                                                          ----------------------

Ireland - 2.6%
             149,087    CRH plc                                                                                       5,216,103
           1,117,560    Greencore Group plc                                                                           5,212,437
                                                                                                          ----------------------
                                                                                                                     10,428,540
                                                                                                          ----------------------

Japan - 12.0%
             355,200    Asahi Breweries                                                                               5,038,726
                 504    Central Japan Railway Co.                                                                     4,966,150
             386,640    Iino Kaiun Kaisha, Ltd.                                                                       3,757,198
             206,300    Kansai Electric Power Co., Inc.                                                               4,582,497
                 930    KDDI Corp.                                                                                    4,968,953
             199,300    Maruichi Steel Tube, Ltd.                                                                     4,968,745
             878,000    Meiji Dairies Corp.                                                                           5,131,145
             738,000    Nippon Yusen Kabushiki                                                                        4,507,301
           1,215,000    Showa Denko K.K.                                                                              5,397,707
             179,400    Tokyo Electric Power Co., Inc.                                                                4,472,618
                                                                                                          ----------------------
                                                                                                                     47,791,040
                                                                                                          ----------------------

South Korea - 3.5%
               3,900    Samsung Electronics Co., Ltd.                                                                 2,528,428
               7,020    Samsung Electronics Co., Ltd. GDR*                                                            2,275,819
              56,550    Samsung SDI Co., Ltd.                                                                         4,597,324
              22,410    SK Telecom Co., Ltd.                                                                          4,439,336
                                                                                                          ----------------------
                                                                                                                     13,840,907
                                                                                                          ----------------------

Mexico - 1.3%
              80,688    Cemex SA de CV ADR PAR                                                                        5,267,313
                                                                                                          ----------------------

Netherlands - 1.2%
             156,939    ABN Amro Holdings NV                                                                          4,703,702
                                                                                                          ----------------------

Norway - 4.1%
             236,400    Aker Seafoods ASA                                                                             1,478,582
             457,600    Camillo Eitzen & Co.                                                                          4,956,309
             387,040    DNB NOR ASA                                                                                   5,210,563
             295,320    Yara International ASA                                                                        4,696,594
                                                                                                          ----------------------
                                                                                                                     16,342,048
                                                                                                          ----------------------

Portugal - 1.2%
             388,160    Portugal Telecom SGPS SA                                                                      4,707,107
                                                                                                          ----------------------

South Africa - 4.6%
              32,720    Impala Platinum Holdings, Ltd.                                                                6,182,196
           1,748,132    Metorex, Ltd.                                                                                 2,693,403
             346,540    Sappi, Ltd.                                                                                   5,171,769
             115,870    Sasol, Ltd.                                                                                   4,378,551
                                                                                                          ----------------------
                                                                                                                     18,425,919
                                                                                                          ----------------------

Spain - 2.5%
             239,030    Banco Bilboa Vizcaya Argentaria SA                                                            4,986,488
             174,880    Repsol YPF SA                                                                                 4,966,003
                                                                                                          ----------------------
                                                                                                                      9,952,491
                                                                                                          ----------------------

Sweden - 2.4%
              84,770    Autoliv, Inc.                                                                                 4,796,287
             108,170    Svenska Cellulosa AB, Class B                                                                 4,748,988
                                                                                                          ----------------------
                                                                                                          ----------------------
                                                                                                                      9,545,275
                                                                                                          ----------------------

United Kingdom - 7.7%
             277,820    Barratt Developments plc                                                                      5,108,280
             245,160    Bellway plc                                                                                   5,256,925
             590,350    Crest Nicholson plc                                                                           5,340,261
             521,518    Lloyds TSB Group plc                                                                          4,984,732
             214,098    Persimmon plc                                                                                 4,936,577
             523,963    Wimpey (George), Plc.                                                                         5,089,978
                                                                                                          ----------------------
                                                                                                                     30,716,753
                                                                                                          ----------------------

United States - 32.8%
             189,010    Adesa, Inc.                                                                                   5,054,127
             214,786    Ameris Bancorp                                                                                4,995,922
             112,030    Ametek, Inc.                                                                                  5,036,869
             154,710    Astoria Financial Corp.                                                                       4,789,822
             293,523    Cendant Corp.                                                                                 5,092,624
             300,980    Central Parking Corp.                                                                         4,815,680
             141,674    Colony Bankcorp, Inc.                                                                         3,122,495
             343,779    Commercial Capital Bancorp, Inc.                                                              4,833,533
             614,810    Ford Motor Co.                                                                                4,893,888
             122,860    FPL Group, Inc.                                                                               4,931,600
             123,676    HF Financial Corp.                                                                            2,327,582
             166,512    International Bancshares Corp.                                                                4,783,890
             343,350    Mac-Gray Corp.+                                                                               4,072,131
              69,300    Marathon Oil Corp.                                                                            5,278,581
             134,000    National City Corp.                                                                           4,676,600
             173,802    North Fork Bancorp., Inc.                                                                     5,010,712
             185,380    South Financial Group, Inc.                                                                   4,847,687
             200,710    Southwest Bancorp, Inc.                                                                       4,463,790
             211,397    Sovereign Bancorp, Inc.                                                                       4,631,708
             105,780    Stewart Information Services Corp.                                                            4,980,122
             157,514    TD Banknorth, Inc.                                                                            4,623,036
             101,390    Toro Co.                                                                                      4,841,372
             146,224    UnitedHealth Group, Inc.                                                                      8,168,073
             138,180    Verizon Communications, Inc.                                                                  4,706,411
             102,310    Webster Financial Corp.                                                                       4,957,943
              62,200    WellPoint, Inc.+                                                                              4,816,146
              96,580    WESCO International, Inc.+                                                                    6,568,406
                                                                                                          ----------------------
                                                                                                                    131,320,750
                                                                                                          ----------------------

Total Common Stock (Cost $296,391,817)                                                                              371,772,115
                                                                                                          ----------------------

     Principal
       Amount
Short-Term Investments - 6.6%
Certificates of Deposit - 0.0%
              27,097    Middlesex Savings Bank, 2.50%, 05/26/06                                                          27,097
              27,047    Stoneham Savings Bank, 2.81%, 05/26/06                                                           27,047
                                                                                                          ----------------------
Total Certificates of Deposit (Cost $54,144)                                                                             54,144
                                                                                                          ----------------------

Commercial Paper # - 6.6%
          13,069,000    American Express Credit Corp., 4.50%, 04/04/06                                               13,069,000
          13,199,000    GE Capital CP, 4.63%, 04/03/06                                                               13,199,000
                                                                                                          ----------------------
                                                                                                          ----------------------
Total Commercial Paper (Cost $26,268,000)                                                                            26,268,000
                                                                                                          ----------------------


Total Short-Term Investments (Cost $26,322,144)                                                                      26,322,144
                                                                                                          ----------------------

Total Investments - 99.6%
(Cost $322,713,961)**                                                                                               398,094,259
Other Assets and Liabilities, Net - 0.4%                                                                              1,569,038
                                                                                                          ----------------------
Net Assets - 100.0%                                                                                               $ 399,663,297
                                                                                                          ======================


ADR  American Depositary Receipt.
GDR  Global Depositary Receipt.
+    Non-income producing security.

* Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,275,819 or 0.6% of net assets.

# Yields shown are annualized yields at time of purchase.

** Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                  Gross Unrealized Appreciation                     $ 79,013,523
                  Gross Unrealized Depreciation                      (3,633,225)
                                                              ------------------
                  Net Unrealized Appreciation (Depreciation)        $ 75,380,298
                                                              ==================

WINSLOW GREEN GROWTH FUND
Schedule of Investments
MARCH 31, 2006 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           SHARES                         SECURITY DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMMON STOCK - 99.0%

CONSUMER DISCRETIONARY - 5.2%
                     125,000 Answers Corp.+                                                                  $ 1,501,250
                     500,000 aQuantive, Inc.+                                                                 11,770,000
                                                                                                      -------------------
                                                                                                      -------------------
                                                                                                              13,271,250
                                                                                                      -------------------
                                                                                                      -------------------
CONSUMER STAPLES - 12.9%
                     170,000 Green Mountain Coffee Roasters, Inc.+                                             6,752,400
                     360,000 Herbalife, Ltd.+                                                                 12,157,200
                     270,000 United Natural Foods, Inc.+                                                       9,441,900
                      70,000 Whole Foods Market, Inc.                                                          4,650,800
                                                                                                      -------------------
                                                                                                      -------------------
                                                                                                              33,002,300
                                                                                                      -------------------
                                                                                                      -------------------
ENERGY - 7.4%
                    1,000,000Canadian Hydro Developers, Inc.+                                                  4,960,000
                     850,000 Clean Air Power, Ltd.+                                                            1,734,092
                       350,00Environmental Power Corp.+                                                        2,478,000
                     100,000 Evergreen Solar, Inc.+                                                            1,540,000
                     500,000 Fuel-Tech NV+                                                                     7,995,000
                                                                                                      -------------------
                                                                                                      -------------------
                                                                                                              18,707,092
                                                                                                      -------------------
                                                                                                      -------------------

FINANCIALS - 4.3%
                     255,000 Bankrate, Inc.+                                                                  11,107,800
                                                                                                      -------------------
                                                                                                      -------------------

PHARMACEUTICALS AND BIOTECHNOLOGY - 21.9%
                   1,025,000 Applera Corp - Celera Genomics Group+                                            11,982,250
                     700,000 Arena Pharmaceuticals, Inc.+                                                     12,677,000
                   2,000,000 Durect Corp.+                                                                    12,720,000
                   1,150,000 Isis Pharmaceuticals, Inc.+                                                      10,361,500
                   2,300,000 Unigene Laboratories, Inc.+                                                       8,165,000
                                                                                                      -------------------
                                                                                                      -------------------
                                                                                                              55,905,750
                                                                                                      -------------------
                                                                                                      -------------------

HEALTH CARE EQUIPMENT AND SERVICES - 13.9%
                     416,900 Adeza Biomedical Corp.+                                                           8,809,097
                     100,000 Palomar Medical Technologies, Inc.+                                               3,345,000
                     475,000 SurModics, Inc.+                                                                 16,796,000
                   1,624,500 ThermoGenesis Corp.+                                                              6,579,225
                                                                                                      -------------------
                                                                                                      -------------------
                                                                                                              35,529,322
                                                                                                      -------------------
                                                                                                      -------------------

INDUSTRIALS - 16.8%
                     500,000 Color Kinetics, Inc.+                                                            10,590,000
                   1,125,000 Emcore Corp.+                                                                    11,497,500
                      60,000 Itron, Inc.+                                                                      3,591,000
                     225,000 NAM TAI Electronics, Inc.                                                         5,154,750
                     525,000 Zoltek Cos., Inc.+                                                               12,001,500
                                                                                                      -------------------
                                                                                                      -------------------
                                                                                                              42,834,750
                                                                                                      -------------------
                                                                                                      -------------------
SOFTWARE AND SERVICES - 14.0%
                     500,000 Maxwell Technologies, Inc.+                                                       9,755,000
                     829,400 Opsware, Inc.+                                                                    7,107,958
                     225,000 Planet Group, Inc. - Physical Certificate+                                          625,054
                     425,000 Sonic Solutions, Inc.+                                                            7,696,750
                     300,000 Trident Microsystems, Inc.+                                                       8,718,000
                     770,000 VitalStream Holdings, Inc.+                                                       1,978,900
                                                                                                      -------------------
                                                                                                      -------------------
                                                                                                              35,881,662
                                                                                                      -------------------
                                                                                                      -------------------

TELECOMMUNICATIONS SERVICES - 2.6%
                   1,000,000 Airspan Networks, Inc.+                                                           6,750,000
                                                                                                      -------------------
                                                                                                      -------------------

Total Common Stock (Cost $199,995,136)                                                                       252,989,926
                                                                                                      -------------------
                                                                                                      -------------------




SHORT-TERM INVESTMENTS - 2.5%

MONEY MARKET FUNDS - 2.5%
                           1 Citism Institutional Liquid Reserves, Class A                                            (1)
                   2,414,779 Citism Institutional Cash Reserves, Class O                                      (2,414,779)
                      24,772 Citibank Money Market Deposit Account                                                24,772
                   3,913,089 Pax World Money Market Fund                                                       3,913,089
                                                                                                      -------------------
                                                                                                      -------------------
 Total Money Market Funds ($6,352,641)                                                                         6,352,641
                                                                                                      -------------------
                                                                                                      -------------------


Total Short-Term Investments (cost $6,352,641)                                                                 6,352,641
                                                                                                      -------------------
                                                                                                      -------------------

TOTAL INVESTMENTS IN SECURITIES - 101.5%
(Cost $206,347,777)*                                                                                         259,342,567
                                                                                                      -------------------
                                                                                                      -------------------

WRITTEN CALL OPTIONS - (0.1)%

SECURITY                                                                    CONTRACTS
-----------------------------                                               --------------------
------------------------------------------------------------------------------------------------
Trident Microsystems, Inc.
Expiration April 24, 2006, Exercise Price $30.00                                2,000                           (180,000)

Whole Foods Market, Inc.
Expiration August 21, 2006, Exercise Price $75.00                                 406                            (79,170)

                                                                                                      -------------------
                                                                                                      -------------------
TOTAL OPTIONS WRITTEN (Premiums Received $422,255)                                                              (259,170)
                                                                                                      -------------------
                                                                                                      -------------------

Other Assets and Liabilities, Net - (1.4)%                                                                    (3,514,908)
                                                                                                      -------------------
                                                                                                      -------------------
NET ASSETS - 100.0%                                                                                         $ 255,568,489
                                                                                                      ===================
                                                                                                      ===================



+ Non-income producing security.
All or a portion of shares have been committed as cover for written options.


*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                        $54,578,490
Gross Unrealized Depreciation                                       ($1,420,615)
                                                            --------------------
                                                            --------------------
Net Unrealized Appreciation (Depreciation)                           $53,157,875
                                                            ====================



Item 2.  Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President & Principal Executive Officer

Date:   05/30/06
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President & Principal Executive Officer

Date:    05/30/06
         __________________________


By:      /s/ Carl A. Bright
         __________________________
         Carl A. Bright, Principal Financial Officer

Date:    05/30/06
         __________________________